Unaudited Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	3 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities
Net loss	$ (7,989)	$ (14,777)	$ (15,404)	$ (22,560)	$ (22,237)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization expense	896	2,695	4,044	4,947	6,954
Asset impairment charges			3,483	3,483	100
Paid in-kind interest expense	260	452
Amortization of deferred finance costs and other non-cash interest expense		238	76
Amortization of deferred finance costs and other non-cash interest expense				115	22
Stock-based compensation and cost of licensee warrants		346	296	403	242
Provision for (recovery of) credit losses		30	(45)	17	75
Loss from equity method investments		6,010	7,937	7,623	2,060
Change in contingent reduction in equity ownership of IM Topco, LLC				4,213
Loss on early extinguishment of debt		1,850		287
Deferred income tax provision					1,107
Gain on divestiture of Lori Goldstein Brand			(3,801)	(3,801)
Gain on sale of limited partner ownership interest					(359)
Gain on settlement of lease liability					(445)
Changes in operating assets and liabilities:
Accounts receivable		836	591	1,168	1,581
Inventory			453	453	2,391
Prepaid expenses and other current and non-current assets		319	(134)	(279)	1,034
Deferred revenue		(685)	(180)	(398)	4,356
Accounts payable, accrued expenses, accrued income taxes payable, and other current liabilities		(2,046)	(304)	16	(2,936)
Lease-related assets and liabilities		(489)	(710)	(794)	(525)
Other long-term liabilities		25	391	391	35
Net cash used in operating activities		(5,196)	(3,307)	(4,716)	(6,545)
Cash flows from investing activities
Capital contribution to equity method investee					(150)
Net proceeds from sale of assets					459
Purchase of property and equipment		(10)	(112)	(112)	(100)
Net cash used in investing activities		(10)	(112)	(112)	209
Cash flows from financing activities
Proceeds from public offering and private placement transactions, net of transaction costs		1,965	1,902	1,902
Proceeds from long-term debt		5,670		7,950	5,000
Payment of deferred finance costs		(567)		(922)	(301)
Proceeds from exercise of stock options					27
Shares repurchased including vested restricted stock in exchange for withholding taxes		(122)		(107)
Payment of long-term debt		(500)	(500)	(5,000)
Net cash provided by financing activities		6,446	1,402	3,823	4,726
Net increase (decrease) in cash, cash equivalents, and restricted cash		1,240	(2,017)	(1,005)	(1,610)
Cash, cash equivalents, and restricted cash at beginning of period		1,993	2,998	2,998	4,608
Cash, cash equivalents, and restricted cash at end of period	3,233	3,233	981	1,993	2,998
Reconciliation to amounts on consolidated balance sheets:
Cash and cash equivalents	1,494	1,494	242	1,254	2,998
Restricted cash (reported in prepaid expenses and other current assets)	1,000	1,000
Restricted cash (reported in other non-current assets)	739	739	739	739
Total cash, cash equivalents, and restricted cash	$ 3,233	3,233	981	1,993	2,998
Supplemental disclosure of non-cash activities:
Recognition of operating lease right-of-use asset				2,596
Recognition of operating lease obligation				2,596
Supplemental disclosure of cash flow information:
Cash paid during the period for interest		607	$ 344	$ 505	56
Cash paid during the period for income taxes		$ 515			$ 99